Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands	Total	Voting Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Balance at Dec. 28, 2008	$ 8,459	$ 216	$ 348	$ 6,072	$ 1,964	$ (141)
Common Stock, Shares, Outstanding at Dec. 28, 2008		21,592,462
Stock-based compensation	1,411	0	1,411	0	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		19,245
Vesting of non-vested shares		0	0	0	0	0
Net income	21,835	0	0	21,835	0	0
Change in valuation of interest rate swap, net of tax (Note 7)	0
Change in postretirement benefit obligations, net of tax (Note 15)	(301)	0	0	0	(301)	0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		0
Balance at Jan. 03, 2010	31,404	216	1,759	27,907	1,663	(141)
Common Stock, Shares, Outstanding at Jan. 03, 2010		21,611,707
Stock-based compensation	1,651	0	1,651	0	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		5,273
Exercise of stock options	64	0	64	0	0	0
Exercise of stock options, shares		15,422
Vesting of non-vested shares	0	0	0	0	0	0
Net income	11,916	0	0	11,916	0	0
Change in valuation of interest rate swap, net of tax (Note 7)	0
Change in postretirement benefit obligations, net of tax (Note 15)	(128)	0	0	0	(128)	0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		0
Balance at Jan. 02, 2011	44,907	216	3,474	39,823	1,535	(141)
Common Stock, Shares, Outstanding at Jan. 02, 2011	21,632,402	21,632,402
Stock-based compensation	2,779	0	2,779	0	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		20,459
Exercise of stock options	551	1	550	0
Exercise of stock options, shares		97,376
Vesting of non-vested shares	152	1	151	0	0	0
Net income	11,218	0	0	11,218	0	0
Change in valuation of interest rate swap, net of tax (Note 7)	(68)	0	0	0	(68)	0
Change in postretirement benefit obligations, net of tax (Note 15)	(382)	0	0	0	(382)	0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		0
Balance at Jan. 01, 2012	$ 59,157	$ 218	$ 6,954	$ 51,041	$ 1,085	$ (141)